Schedule of Investments

January 31, 2020 (Unaudited)

Schedule of Investments LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock (98.3%)
Aerospace & Defense (0.9%)
Moog, Cl A	19,200	$1,720
Vectrus*	38,700	2,158

		3,878

Agricultural Products (0.8%)
Ingredion	36,900	3,247

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings*	43,500	972
Park-Ohio Holdings	16,500	485

		1,457

Aircraft (1.7%)
Hawaiian Holdings	87,300	2,434
JetBlue Airways*	131,400	2,606
SkyWest	38,200	2,107

		7,147

Apparel Retail (1.5%)
American Eagle Outfitters	82,400	1,187
Foot Locker	36,700	1,393
Genesco*	44,800	1,761
Shoe Carnival	50,300	1,804

		6,145

Apparel, Accessories & Luxury Goods (0.3%)
G-III Apparel Group*	41,600	1,132

Apparel/Textiles (0.3%)
Capri Holdings*	39,695	1,189

Asset Management & Custody Banks (3.4%)
Ashford*	1,114	27
BlackRock Capital Investment	180,000	896
Brightsphere Investment Group	177,800	1,638
Federated Investors, Cl B	32,700	1,185
FS KKR Capital	181,900	1,126
Legg Mason	44,600	1,746
New Mountain Finance	112,800	1,585
Oaktree Specialty Lending	241,300	1,351
PennantPark Investment	195,900	1,281
Prospect Capital	238,600	1,553
TPG Specialty Lending	81,778	1,765

		14,153

Automotive (1.3%)
American Axle & Manufacturing Holdings*	136,500	1,261
Cooper Tire & Rubber	22,700	601
Cooper-Standard Holdings*	21,400	567

LSV Small Cap Value Fund
	Shares	Value (000)
Automotive (continued)
Dana	152,800	$2,355
Modine Manufacturing*	101,800	716

		5,500

Automotive Retail (2.0%)
Group 1 Automotive	28,100	2,832
Lithia Motors, Cl A	10,700	1,451
Penske Automotive Group	46,000	2,161
Sonic Automotive, Cl A	57,897	1,831

		8,275

Banks (20.9%)
Associated Banc-Corp	214,500	4,275
Bank of NT Butterfield & Son	45,500	1,512
BankUnited	128,700	4,247
Berkshire Hills Bancorp	79,739	2,245
Camden National	37,100	1,753
Cathay General Bancorp	105,768	3,814
Dime Community Bancshares	31,500	611
Federal Agricultural Mortgage, Cl C	18,700	1,427
FGL Holdings	176,300	1,701
Financial Institutions	47,033	1,449
First Busey	17,700	451
First Commonwealth Financial	269,400	3,642
First Defiance Financial	43,000	1,264
First Horizon National	315,100	5,042
First Midwest Bancorp	127,100	2,534
Flagstar Bancorp	40,000	1,410
Flushing Financial	24,600	489
FNB	369,500	4,312
Fulton Financial	273,723	4,508
Great Southern Bancorp	24,200	1,377
Great Western Bancorp	55,500	1,640
Hancock Whitney	107,700	4,280
Hanmi Financial	81,600	1,373
Hope Bancorp	285,477	3,970
Horizon Bancorp	65,642	1,111
IBERIABANK	55,900	4,064
International Bancshares	79,500	3,132
Lakeland Bancorp	104,000	1,689
OFG Bancorp	127,800	2,519
Old National Bancorp	76,665	1,373
Peoples Bancorp	48,605	1,582
Popular	44,100	2,468
Republic Bancorp, Cl A	5,330	223
Synovus Financial	90,100	3,155
TCF Financial	74,589	3,154
Walker & Dunlop	40,800	2,708
Washington Federal	14,924	507

		87,011

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Biotechnology (0.1%)
United Therapeutics*	5,700	$557

Broadcasting, Newspapers & Advertising (0.5%)
Entercom Communications, Cl A	354,200	1,406
Sinclair Broadcast Group, Cl A	17,400	521

		1,927

Building & Construction (4.8%)
American Woodmark*	12,100	1,327
Apogee Enterprises	44,100	1,403
Beazer Homes USA*	85,000	1,169
Builders FirstSource*	94,800	2,351
EnPro Industries	9,300	543
JELD-WEN Holding*	72,000	1,719
KB Home	48,500	1,821
MDC Holdings	55,404	2,335
Meritage Homes*	42,700	3,030
Toll Brothers	52,500	2,329
TRI Pointe Group*	124,400	2,023

		20,050

Business Services (0.4%)
Avis Budget Group*	53,700	1,761

Cable & Satellite (0.1%)
WideOpenWest*	29,300	198

Chemicals (0.7%)
AdvanSix*	52,900	990
Chemours	76,200	1,057
Kraton*	47,800	786
Rayonier Advanced Materials	18,800	58

		2,891

Coal & Consumable Fuels (0.2%)
Arch Coal	19,300	995

Commercial Printing (0.8%)
Deluxe	31,900	1,537
Ennis	70,700	1,475
LSC Communications	1,111	—
Quad	72,400	308

		3,320

Commercial Services (1.3%)
CSG Systems International	29,800	1,484
LogMeIn	14,400	1,238
Sykes Enterprises*	84,300	2,832

		5,554

Commodity Chemicals (1.5%)
Cabot	58,300	2,323

LSV Small Cap Value Fund
	Shares	Value (000)
Commodity Chemicals (continued)
Kronos Worldwide	103,700	$1,124
Orion Engineered Carbons	39,900	626
Tredegar	30,000	611
Trinseo	48,700	1,399

		6,083

Computers & Services (0.1%)
DHI Group*	190,892	534

Diversified REIT’s (1.0%)
Global Net Lease	103,100	2,137
Lexington Realty Trust, Cl B	175,400	1,942

		4,079

Electrical Components & Equipment (1.7%)
Atkore International Group*	95,400	3,787
Regal Beloit	43,000	3,374

		7,161

Financial Services (1.4%)
Arbor Realty Trust	116,631	1,723
Navient	204,600	2,942
Nelnet, Cl A	4,700	269
Regional Management*	32,800	904

		5,838

Food Distributors (0.2%)
SpartanNash	57,800	704

Food, Beverage & Tobacco (0.6%)
Universal	47,400	2,519

Gas/Natural Gas (1.2%)
National Fuel Gas	112,700	4,868

General Merchandise Stores (0.2%)
Big Lots	31,900	863

Health Care Services (0.3%)
MEDNAX*	62,400	1,440

Health Care Distributors (0.5%)
Patterson	93,400	2,056

Health Care Facilities (0.6%)
Select Medical Holdings*	108,400	2,476

Health Care REIT’s (1.2%)
Industrial Logistics Properties Trust	121,525	2,782
Sabra Health Care	103,200	2,219

		5,001

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Health Care Supplies (0.3%)
Lantheus Holdings*	75,100	$1,315

Homefurnishing Retail (0.7%)
Aaron’s	22,000	1,306
Bed Bath & Beyond	60,000	855
Haverty Furniture	37,700	759

		2,920

Hotel & Resort REIT’s (2.0%)
Braemar Hotels & Resorts	152,858	1,220
DiamondRock Hospitality	168,200	1,626
RLJ Lodging Trust	123,300	1,919
Service Properties Trust	65,100	1,405
Xenia Hotels & Resorts	108,500	2,028

		8,198

Hotels & Lodging (0.5%)
Wyndham Destinations	42,800	2,077

Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	68,900	1,113

Human Resource & Employment Services (0.8%)
Kelly Services, Cl A	64,600	1,147
Kforce	61,800	2,290

		3,437

Information Technology (0.4%)
AVX	6,200	126
Belden	34,200	1,685

		1,811

Insurance (3.4%)
American Equity Investment Life Holding	101,100	2,670
American National Insurance	19,600	2,159
Assured Guaranty	35,600	1,632
CNO Financial Group	247,300	4,350
Heritage Insurance Holdings	7,160	86
MGIC Investment	141,400	1,950
Universal Insurance Holdings	54,674	1,331

		14,178

Interactive Media & Services (0.1%)
Cars.com*	37,200	434

Leasing & Renting (1.7%)
Aircastle	64,000	2,054
CAI International*	57,100	1,553
Triton International	92,400	3,470

		7,077

LSV Small Cap Value Fund
	Shares	Value (000)
Leisure Facilities (0.2%)
RCI Hospitality Holdings	39,159	$694

Machinery (3.2%)
Briggs & Stratton	46,300	170
Greenbrier	24,600	593
Hurco	18,800	588
Hyster-Yale Materials Handling	17,500	945
Meritor*	74,800	1,639
Oshkosh	35,300	3,037
Terex	70,800	1,795
Timken	55,000	2,889
Trinity Industries	60,500	1,230
Wabash National	54,100	627

		13,513

Media & Entertainment (1.4%)
AMC Networks, Cl A*	46,100	1,687
Meet Group*	190,900	1,017
TEGNA	179,800	3,039

		5,743

Metal & Glass Containers (1.3%)
Greif, Cl A	82,200	3,323
O-I Glass, Cl I	149,300	1,884

		5,207

Mortgage REIT’s (3.2%)
AG Mortgage Investment Trust	88,700	1,406
Apollo Commercial Real Estate Finance	54,000	987
Invesco Mortgage Capital	93,000	1,627
Ladder Capital, Cl A	71,700	1,316
MFA Financial	241,800	1,886
New York Mortgage Trust	260,600	1,655
PennyMac Mortgage Investment Trust	73,600	1,711
Redwood Trust	80,700	1,423
Western Asset Mortgage Capital	141,700	1,503

		13,514

Office Equipment (2.2%)
ACCO Brands	165,100	1,427
Herman Miller	60,607	2,342
Knoll	105,200	2,605
Pitney Bowes	190,200	711
Steelcase, Cl A	118,600	2,207

		9,292

Office REIT’s (2.0%)
Brandywine Realty Trust	175,100	2,735
City Office	90,600	1,225
Franklin Street Properties	150,600	1,145
Kite Realty Group Trust	152,100	2,616

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Office REIT’s (continued)
Office Properties Income Trust	21,008	$715

		8,436

Oil & Gas Equipment & Services (0.2%)
ProPetro Holding*	88,200	859

Oil & Gas Exploration & Production (0.4%)
Callon Petroleum*	220,150	660
PDC Energy*	46,783	1,010

		1,670

Paper & Paper Products (0.8%)
Domtar	47,200	1,644
Mercer International	86,600	953
Resolute Forest Products*	156,620	547

		3,144

Petroleum & Fuel Products (2.3%)
Amplify Energy	14,111	76
CNX Resources*	164,500	1,189
Delek US Holdings	79,800	2,191
Denbury Resources*	480,000	473
Gulfport Energy*	145,500	226
Laredo Petroleum*	245,500	422
PBF Energy, Cl A	74,300	2,029
Southwestern Energy*	439,000	689
VAALCO Energy*	196,022	439
World Fuel Services	51,331	2,008

		9,742

Pharmaceuticals (1.1%)
Corcept Therapeutics*	100,000	1,267
Innoviva*	130,700	1,804
Lannett*	55,200	450
Mallinckrodt*	74,300	341
Supernus Pharmaceuticals*	39,400	901

		4,763

Real Estate Investment Trusts (REITs) (0.3%)
Summit Hotel Properties	125,200	1,388

Residential REIT’s (0.4%)
Preferred Apartment Communities, Cl A	132,900	1,566

Retail (2.3%)
Brinker International	20,700	884
Dick’s Sporting Goods	79,200	3,503
Dillard’s, Cl A	17,462	1,060
Ingles Markets, Cl A	16,700	696
Office Depot	571,300	1,268
Sally Beauty Holdings*	105,800	1,624

LSV Small Cap Value Fund
	Shares	Value (000)
Retail (continued)
Signet Jewelers	28,200	$686

		9,721

Retail REIT’s (0.5%)
Retail Value	273	9
SITE Centers	98,050	1,246
Washington Prime Group	225,600	679

		1,934

Rubber & Plastic (0.1%)
Tupperware Brands	44,400	278

Semi-Conductors/Instruments (6.5%)
Amkor Technology*	87,800	988
Benchmark Electronics	66,900	2,059
Cirrus Logic*	21,000	1,613
Diodes*	80,000	4,131
Fabrinet*	25,600	1,614
Jabil	120,100	4,671
KEMET	91,400	2,380
Methode Electronics	86,800	2,843
Sanmina*	46,300	1,474
TTM Technologies*	122,900	1,769
Vishay Intertechnology	70,500	1,430
Vishay Precision Group*	35,200	1,216
Xperi	41,970	675

		26,863

Specialized REIT’s (2.2%)
Ashford Hospitality Trust	234,933	578
Chatham Lodging Trust	53,000	867
CoreCivic	106,600	1,700
CorEnergy Infrastructure Trust	34,900	1,591
Hersha Hospitality Trust, Cl A	75,400	978
Outfront Media	81,200	2,415
Uniti Group	130,800	828

		8,957

Steel & Steel Works (1.1%)
Cleveland-Cliffs	202,700	1,423
Schnitzer Steel Industries, Cl A	55,490	892
Warrior Met Coal	53,800	1,015
Worthington Industries	35,675	1,312

		4,642

Technology Distributors (1.0%)
ScanSource*	38,317	1,337
SYNNEX	18,500	2,549
Tech Data*	1,780	256

		4,142

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Telephones & Telecommunications (0.8%)
Ciena*	76,000	$3,091
Comtech Telecommunications	14,497	419

		3,510

Thrifts & Mortgage Finance (0.6%)
Radian Group	98,200	2,405

Trading Companies & Distributors (0.7%)
WESCO International*	62,000	3,001

Trucking (0.4%)
Covenant Transportation Group, Cl A*	62,200	789
Ryder System	17,600	840

		1,629

TOTAL COMMON STOCK (Cost $426,911)		409,182

	Number of Rights
Rights (0.0%)

Schulman Inc**,^	1,395	1

TOTAL RIGHTS (Cost $–)		1

	Face Amount (000)
Repurchase Agreement (1.9%)
South Street Securities 1.280%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $8,073 (collateralized U.S. Treasury obligation, ranging par value $0 - $6,709, 0%-1.875%, 7/15/2020-4/30/2020; total market value $8,233)	$8,072	8,072

TOTAL REPURCHASE AGREEMENT (Cost $8,072)		8,072

Total Investments – 100.2% (Cost $434,983)		$417,255

Percentages are based on Net Assets of $416,402 (000).

*    Non-income producing security.

**  No rate available.

^   No expiration date available.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$409,182	$—	$—	$409,182
Rights	—	1	—	1
Repurchase Agreement	—	8,072	—	8,072

Total Investments in Securities	$409,182	$8,073	$—	$417,255

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-004-1400